Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Taxes
Schedule of components of the income tax (benefit) provision

	Year Ended December 31,
	2011	2012	2013
Current:
Federal	$—	$—	$—
State	2	3	7

Total current provision	2	3	7

Deferred:
Federal	(8,264)	(318)	504
State	(2,428)	(291)	68

Total deferred (benefit) provision	(10,692)	(609)	572

Total income tax (benefit) provision	$(10,690)	$(606)	$579

Schedule of reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 34% to income before income taxes and the income tax (benefit) provision

	Year Ended December 31,
	2011	2012	2013
Income tax benefit at the statutory rate	$(6,679)	$(25,534)	$(8,322)
State income taxes, net of federal benefit	(116)	(5,742)	218
Nondeductible expenses	142	144	346
Change in valuation allowance	(6,878)	30,064	6,446
Expiration of capital loss carryforward	2,034	—	—
Research and development tax credits	(398)	—	—
Stock-based compensation	1,571	646	2,037
Other	(366)	(184)	(146)

Total income tax (benefit) provision	$(10,690)	$(606)	$579

Schedule of components of deferred tax assets (liabilities)

	December 31, 2012	December 31, 2013
Deferred income tax assets:
Net operating loss carryforwards	$47,511	$49,921
Stock-based compensation	6,243	8,262
Accrued expenses	1,929	2,852
Research and development tax credits	610	610
Other	157	172

Gross deferred tax assets	56,450	61,817

Valuation allowance	(41,412)	(47,858)

Net deferred tax assets	15,038	13,959

Deferred tax liabilities:
State taxes	(3,405)	(3,296)
Property, equipment and software	(2,676)	(3,353)
Intangible assets and goodwill	(9,297)	(8,566)
Other	(344)	—

Gross deferred tax liabilities	(15,722)	(15,215)

Total net deferred tax liabilities	$(684)	$(1,256)

Schedule of change in the valuation allowance

	Year Ended December 31,
	2011	2012	2013
Valuation allowance, at beginning of year	$18,226	$11,348	$41,412
Increase in valuation allowance	3,941	30,064	6,446
Release of valuation allowance	(10,819)	—	—

Valuation Allowances, at end of year	$11,348	$41,412	$47,858

Schedule of reconciliation of the total amounts of unrecognized tax benefits

	Year Ended December 31,
	2011	2012	2013
Unrecognized tax benefit beginning of year	$—	$—	$(4)
Gross increases — tax positions in prior year	—	610	—
Gross decreases — tax positions in current year	—	(614)	—

Unrecognized tax benefit end of year	$—	$(4)	$(4)